Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	NewGenIVF GROUP LIMITED
Entity Central Index Key	0001981662
Entity File Number	001-42004
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	36/39-36/40, 13th Floor, PS TowerSukhumvit 21 Road (Asoke)
Entity Address, Address Line Two	Khlong Toei Nuea Sub-district
Entity Address, Address Line Three	Watthana District
Entity Address, City or Town	Bangkok
Entity Address, Country	TH
Entity Address, Postal Zip Code	10110
Class A ordinary shares, no par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, no par value per share
Trading Symbol	NIVF
Security Exchange Name	NASDAQ
Warrants to purchase Class A ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase Class A ordinary shares
Trading Symbol	NIVFW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,138,519
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	0
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. Wing Fung Alfred Siu
Contact Personnel Email Address	Newgenivf.IR@icrinc.com
Entity Address, Address Line One	1/F, Pier 2, Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
Entity Phone Fax Numbers [Line Items]
City Area Code	+1 (212)
Local Phone Number	537-4406